Credit Facilities - Summary of Company's Finance Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Finance Cost [abstract]
Costs related to undrawn credit facilities	$ 5,162	$ 5,262
Interest expense - lease liabilities	207	91
Letters of guarantee	141	233
Total finance costs	$ 5,510	$ 5,586